Submission	Oct. 24, 2025
Submission [Line Items]
Central Index Key	0001163321
Registrant Name	CAPITAL ONE MULTI ASSET EXECUTION TRUST
Registration File Number	333-285591-01
Form Type	SF-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A